Class A C S I N R T Shares [Member] N-1A Cover	Jul. 28, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	Janus Investment Fund
Entity Central Index Key	0000277751
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 28, 2025
Prospectus Date	Jul. 28, 2025